Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit (loss) for the year	€ 209	€ (574)	€ 2,319
Other comprehensive (loss) income	(1,120)	(43)	1,908
(Losses) gains from financial assets measured at Fair value through other comprehensive income	(11)	22	(29)
Income tax impact	5	(7)	9
Other comprehensive income (loss), available-for-sale investments, net of tax	(6)	15	(20)
Gains (losses) on hedges	953	(624)	1,081
Income tax impact	(253)	151	(282)
Reclassification of (gains) losses included in the income statement (Note 19)	(863)	76	(704)
Income tax impact	221	(17)	181
Other comprehensive income, hedges, net of tax	58	(414)	276
Gains (losses) on hedges costs	168	79	(59)
Income tax impact	(42)	(20)	15
Reclassification of (gains) included in the income statement (Note 19)	(10)	(9)	(9)
Income tax impact	3	2	2
Other comprehensive income, hedges costs, net of tax	119	52	(51)
Share of (losses) gains recognized directly in equity of associates and others (Note 10)	(6)	(31)	65
Income tax impact	0	0	0
Other comprehensive income, share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	(6)	(31)	65
Translation differences (Note 17)	(1,465)	270	1,562
Total other comprehensive (loss) income recognized for the year that may be reclassified subsequently to profit or loss	(1,300)	(108)	1,832
Actuarial gains (losses) and impact of limit on assets for defined benefit pension plans	129	(45)	102
Income tax impact	(38)	14	(32)
Actuarial gains (losses) and impact of limit on assets for defined benefit pension plans, net of tax	91	(31)	70
Gains (losses) from financial assets measured at fair value through comprehensive income	81	113	42
Income tax impact	(1)	0	0
Reclassification to reserve of losses (gains) from financial assets measured at fair value through comprehensive income (Note 12)	110	24	71
(Losses) gains from financial assets measured at fair value through comprehensive income, net of tax	190	137	113
Share of (losses) recognized directly in equity of associates (Note 10)	(101)	(41)	(107)
Total other comprehensive income (loss) recognized for the year that will not be reclassified subsequently to profit or loss	180	65	76
Total comprehensive income (loss) for the year	(911)	(617)	4,227
Attributable to:
Equity holders of the parent and other holders of equity instruments	(664)	(1,165)	3,519
Non-controlling interests	€ (247)	€ 548	€ 708